COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged
Assets Pledged

(in millions of $)	2020	2019
Vessels and equipment, net	1,189	1,352
Investments in sales-type, direct financing leases and leaseback assets	675	401
Book value of consolidated assets pledged under ship mortgages	1,864	1,753

Schedule of assets with finance lease liabilities	Assets with finance lease liabilities

(in millions of $)	2020	2019
Vessels under finance lease, net	697	714
Investments in direct financing leases	—	563
Total book value	697	1,277